Consolidated statement of changes in equity - USD ($) $ in Millions		Total		Adjustment on adoption of Amendment to IAS 21 (Introduction Note)	Total	Total Adjustment on adoption of Amendment to IAS 21 (Introduction Note)	Share capital		Treasury shares		Share premium [2]	Retained profits [3]	Other reserves		Other reserves Adjustment on adoption of Amendment to IAS 21 (Introduction Note)	[2]	Non- controlling interests
Number of shares outstanding at beginning of period (in shares) at Dec. 31, 2022							172,096,000	[1]	1,213,000
Equity, beginning of period at Dec. 31, 2022		$ 3,634			$ 3,605		$ 258	[2]	$ (47)		$ 1,085	$ 2,868	$ (559)	[2]			$ 29
Total comprehensive income/ (loss) for the year		(223)			(35)							(82)	47	[2]			(188)
Transfer to legal reserve		0	[2]									(2)	2	[2]
Purchase of treasury shares (in shares)	[4]								(604,000)
Purchase of treasury shares	[4]	(10)			(10)				$ (18)			7
Share based compensation	[2]	52			50								50				1
Issuance of shares under share-based payment schemes (in shares)									1,447,000
Issuance of shares under share-based payment schemes		1			1				$ 57		(9)	(7)	(40)	[2]
Effect of the buy-out of non-controlling interests in Panama		(1)			(1)							(1)
Put Option reserve		(81)			(81)							(81)
Capital injection in subsidiary		74															74
Number of shares, end of period (in shares) at Dec. 31, 2023							172,096,000	[1]	370,000
Equity, end of period at Dec. 31, 2023		3,445			3,529		$ 258	[2]	$ (8)		1,076	2,703	(500)	[2]			(84)
Total comprehensive income/ (loss) for the year		280			250							253	(3)	[2]			30
Dividends		(173)			(172)							(172)					(1)
Transfer to legal reserve		$ 0	[2]									(8)	8	[2]
Purchase of treasury shares (in shares)		(2,983,320)							(3,451,000)	[4]
Purchase of treasury shares	[4]	$ (72)			(72)				$ (73)			1
Share based compensation	[2]	50			49								49				1
Share based cancellation		(35)			(35)								(35)	[2]
Issuance of shares under share-based payment schemes (in shares)									1,963,000
Issuance of shares under share-based payment schemes		1			1				$ 38		(12)	24	(50)	[2]
Put Option reserve		79			79							79
Number of shares, end of period (in shares) at Dec. 31, 2024							172,096,000	[1]	1,857,000
Equity, end of period at Dec. 31, 2024		3,574		$ (188)	3,628	$ (188)	$ 258	[2]	$ (43)		1,064	2,881	(531)	[2]	$ (188)		(54)
Total comprehensive income/ (loss) for the year		1,397			1,362							1,316	46	[2]			35
Dividends		$ (1,050)			(1,048)							(1,048)					(2)
Purchase of treasury shares (in shares)		(4,216,397)							(4,511,000)	[4]
Purchase of treasury shares	[4]	$ (128)			(128)				$ (127)			(1)
Cancellation of treasury shares (in shares)	[5]						3,096,000	[1]	3,096,000
Cancellation of treasury shares	[5]	0					$ (5)	[2]	$ 84		(19)	(61)
Share based compensation	[2]	14			14								14
Issuance of shares under share-based payment schemes (in shares)									1,366,000
Issuance of shares under share-based payment schemes		0							$ 33		(8)	4	(29)	[2]
Number of shares, end of period (in shares) at Dec. 31, 2025							169,000,000	[1]	1,906,000
Equity, end of period at Dec. 31, 2025		$ 3,621			$ 3,640		$ 253	[2]	$ (52)		$ 1,036	$ 3,091	$ (689)	[2]			$ (20)

[1]	The authorized share capital amounts to $300 million divided into 200 million shares with a par value of $1.50 each.
[2]	Share capital, share premium (including the effects of rights offering) and other reserves (including share-based compensation) – see note C.1.
[3]	Retained profits – includes profit for the year attributable to equity holders, of which $661 million (2024: $562 million; 2023: $491 million) are not distributable to equity holders.
[4]	During the year ended December 31, 2025, Millicom repurchased 4,216,397 shares for a total amount of $119 million , completing the Share Repurchase Plan launched during 4Q 2024 for a total of approximately $150 million (2024: 2,983,320 shares for a total amount of $63 million ) and withheld approximately 294,709 shares for the settlement of tax obligations on behalf of employees under share-based compensation plans (2024: 467,247; 2023: 320,985).
[5]	On May 21, 2025, an Extraordinary General Meeting of shareholders approved, a 3,096,305 treasury shares cancellation.